Results for the Year - Option activity (Details) $ in Millions		1 Months Ended			12 Months Ended
	Jan. 09, 2019 EquityInstruments	May 31, 2020 EquityInstruments	Apr. 30, 2019 EquityInstruments	Jun. 30, 2017 EquityInstruments	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2019 EquityInstruments $ / shares	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning					6,442,000	12,898,000	12,980,000
Granted			7,200	1,700,000	0	0	7,000
Exercised		(1,400,000)			(1,777,000)	(1,219,000)
Expired	(100,000)				(1,654,000)	(5,237,000)	(89,000)
Outstanding at end					3,011,000	6,442,000	12,898,000
Exercisable options					3,010,000
Outstanding at beginning of year | $ / shares					$ 1.02	$ 3.80	$ 3.77
Granted | $ / shares							0.60
Exercised | $ / shares					0	0
Expired | $ / shares					3.78	8.10	0
Outstanding at end of year | $ / shares					$ 0.09	$ 1.02	$ 3.80
Weighted average remaining contractual life of equity awards					1 year 2 months 12 days	1 year 2 months 12 days	1 year 4 months 24 days
Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning					3,361,000	3,740,000	3,740,000
Exercised					(846,000)	(379,000)
Expired					(850,000)
Outstanding at end					1,665,000	3,361,000	3,740,000
Exercisable options					1,665,000
Employees and consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning					3,081,000	4,162,000	4,244,000
Granted							7,000
Exercised					(931,000)	(840,000)
Expired					(804,000)	(241,000)	(89,000)
Outstanding at end					1,346,000	3,081,000	4,162,000
Exercisable options					1,345,000
Non employee consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning						4,996,000	4,996,000
Granted | $								2.5
Expired						(4,996,000)
Outstanding at end							4,996,000